Senior Secured Promissory Note and Debt Cancellation Agreement with PCCU (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Outstanding Amounts under Senior Secured Promissory Note

The outstanding amounts under the Senior Secured Promissory Note are as follows:

	December 31, 2025	December 31, 2024
Senior Secured Promissory Note -current	$-	$255,765
Senior Secured Promissory Note -long-term	-	10,748,408
Total	$-	$11,004,173